UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06040

        Nuveen Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Market Opportunity Fund, Inc. (NMO)
	January 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 0.6% (0.4% of Total Investments)
	Henry County Water Authority, Alabama, Water Revenue Bonds, Series 2006:
$ 1,935	5.000%, 1/01/36 – RAAI Insured	1/16 at 100.00	BBB+	$1,535,268
2,485	5.000%, 1/01/41 – RAAI Insured	1/16 at 100.00	BBB+	1,928,335

4,420	Total Alabama			3,463,603

	Alaska – 1.5% (0.9% of Total Investments)
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
1,125	5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	AA	1,068,536
1,275	5.250%, 12/01/41 – FGIC Insured	12/14 at 100.00	AA	1,186,579
12,280	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	6,405,494
	Series 2006A, 5.000%, 6/01/46

14,680	Total Alaska			8,660,609

	Arkansas – 1.3% (0.8% of Total Investments)
5,000	Arkansas Development Finance Authority, Hospital Revenue Bonds, Washington Regional Medical	2/10 at 100.00	Baa1 (4)	5,245,800
	Center, Series 2000, 7.000%, 2/01/15 (Pre-refunded 2/01/10)
2,480	Cabot School District 4, Lonoke County, Arkansas, General Obligation Refunding Bonds, Series	2/09 at 100.00	A1	2,399,946
	2003, 5.000%, 2/01/27 – AMBAC Insured

7,480	Total Arkansas			7,645,746

	California – 9.6% (5.9% of Total Investments)
12,500	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AAA	2,178,875
	Improvement Project, Series 1997C, 0.000%, 9/01/35 – FSA Insured
1,350	Antelope Valley Union High School District, Los Angeles County, California, General Obligation	No Opt. Call	AA	410,306
	Bonds, Series 2004B, 0.000%, 8/01/29 – MBIA Insured
8,000	Beverly Hills Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	AA	1,813,440
	Bonds, Series 2009, 0.000%, 8/01/33 (WI/DD, Settling 2/10/09)
7,800	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	Baa3	3,677,076
	Angeles County Securitization Corporation, Series 2006A, 0.000%, 6/01/36
1,350	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount	No Opt. Call	A2	213,530
	University, Series 2001A, 0.000%, 10/01/39 – MBIA Insured
4,295	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	3,434,282
	Health System/West, Series 2003A, 5.000%, 3/01/33
9,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	7,419,510
	Series 2006, 5.250%, 3/01/45
1,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	1,453,327
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
6,250	California, Various Purpose General Obligation Bonds, Series 2005 Trust 2813, 10.848%,	3/16 at 100.00	AA–	3,105,625
	3/01/35 – MBIA Insured (IF)
10,445	Castaic Lake Water Agency, California, Certificates of Participation, Water System Improvement	No Opt. Call	AA	3,306,260
	Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
8,365	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds,	8/13 at 52.66	AA	3,114,039
	Series 2003B, 0.000%, 8/01/26 – FGIC Insured
5,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	5,612,150
	Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 (Pre-refunded 6/01/13) – AMBAC Insured
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	537,840
	Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Revenue Bonds, Series 2005A:
3,500	0.000%, 6/01/26 – FSA Insured	No Opt. Call	AAA	1,249,220
3,000	5.000%, 6/01/45	6/15 at 100.00	A	2,269,140
1,500	Lincoln Unified School District, Placer County, California, Community Facilities District 1,	No Opt. Call	A	463,245
	Special Tax Bonds, Series 2005, 0.000%, 9/01/26 – AMBAC Insured
490	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Second	4/09 at 100.00	AA– (4)	491,171
	Series 1993, 4.750%, 10/15/20 (ETM)
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series	2/09 at 100.00	AA– (4)	997,985
	1994, 5.375%, 2/15/34 (ETM)
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	No Opt. Call	AAA	301,700
	Bonds, Series 2005B, 0.000%, 8/01/29 – FSA Insured
8,040	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	AA	1,604,864
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
5,000	5.650%, 1/15/17 – MBIA Insured	1/14 at 102.00	AA	4,185,350
26,000	0.000%, 1/15/35 – MBIA Insured	No Opt. Call	AA	3,250,260
5,000	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	AA	1,623,300
	Obligation Bonds, Series 2005A, 0.000%, 9/01/28 – MBIA Insured
4,825	Santa Monica Community College District, Los Angeles County, California, General Obligation	No Opt. Call	AA	1,976,465
	Bonds, Series 2005C, 0.000%, 8/01/25 – MBIA Insured

136,255	Total California			54,688,960

	Colorado – 6.5% (4.0% of Total Investments)
1,085	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB	872,524
	SYNCORA GTY Insured
3,000	Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of	12/09 at 100.00	A1	3,048,030
	Participation, Series 1999, 5.750%, 12/01/24 – AMBAC Insured
6,285	Broomfield, Colorado, Sales and Use Tax Revenue Refunding and Improvement Bonds, Series 2002A,	12/12 at 100.00	A1	6,591,771
	5.500%, 12/01/22 – AMBAC Insured
11,465	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	A1	11,656,122
	6.000%, 11/15/18 – AMBAC Insured (Alternative Minimum Tax)
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
2,200	0.000%, 9/01/22 – MBIA Insured	No Opt. Call	AA	786,104
7,000	0.000%, 9/01/30 – MBIA Insured	No Opt. Call	AA	1,158,290
15,960	0.000%, 9/01/33 – MBIA Insured	No Opt. Call	AA	1,994,681
20,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	Aaa	6,137,000
	(Pre-refunded 9/01/10) – MBIA Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,800	0.000%, 9/01/27 – MBIA Insured	9/20 at 67.94	AA	800,926
13,300	0.000%, 9/01/31 – MBIA Insured	9/20 at 53.77	AA	1,899,506
6,250	0.000%, 9/01/32 – MBIA Insured	9/20 at 50.83	AA	811,563
10,000	0.000%, 3/01/36 – MBIA Insured	No Opt. Call	AA	929,800

100,345	Total Colorado			36,686,317

	District of Columbia – 1.4% (0.9% of Total Investments)
10,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	A	8,038,300
	Revenue Bonds, Series 2007A, 4.500%, 10/01/30 – AMBAC Insured

	Florida – 1.1% (0.7% of Total Investments)
9,735	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008, Trust	1/17 at 100.00	AA+	6,121,757
	1191, 9.187%, 7/01/32 (Alternative Minimum Tax) (IF)

	Georgia – 5.5% (3.3% of Total Investments)
15,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.600%, 1/01/30	1/10 at 101.00	A+ (4)	15,849,450
	(Pre-refunded 1/01/10) – FGIC Insured
14,330	Fulton County Facilities Corporation, Georgia, Certificates of Participation, Public Purpose	11/10 at 101.00	AA–	15,143,371
	Project, Series 1999, 5.500%, 11/01/18 – AMBAC Insured

29,330	Total Georgia			30,992,821

	Illinois – 14.2% (8.7% of Total Investments)
4,595	Bolingbrook, Illinois, General Obligation Refunding Bonds, Series 2002B, 0.000%, 1/01/32 –	No Opt. Call	AA	1,151,553
	FGIC Insured
4,600	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA	2,572,780
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
4,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AA+	3,923,240
2,300	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 -	No Opt. Call	AA+	2,597,436
	AMBAC Insured
5,250	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998B, 5.000%, 1/01/28 – MBIA Insured	7/09 at 101.00	AA	4,856,250
2,945	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Tender Option	12/15 at 100.00	AAA	3,037,444
	Bond Trust 3174, 14.855%, 12/01/42 (IF)
38,645	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.500%, 4/01/25 –	4/10 at 100.00	AA	39,329,399
	MBIA Insured
	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General
	Obligation Bonds, Series 2005B:
10,230	0.000%, 1/01/22 – FSA Insured	1/15 at 70.63	Aa3	5,303,641
6,780	0.000%, 1/01/24 – FSA Insured	1/15 at 63.44	Aa3	2,809,835
1,975	Lake County Community High School District 127, Grayslake, Illinois, General Obligation Bonds,	No Opt. Call	AAA	2,490,791
	Series 2002A, 9.000%, 2/01/13 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,500	0.000%, 6/15/25 – MBIA Insured	6/22 at 101.00	AAA	4,458,350
3,270	5.000%, 12/15/28 – MBIA Insured	6/12 at 101.00	AAA	3,257,574
3,700	0.000%, 6/15/30 – MBIA Insured	No Opt. Call	AAA	1,087,800
3,280	0.000%, 6/15/37 – MBIA Insured	No Opt. Call	AAA	612,868
11,715	0.000%, 12/15/38 – MBIA Insured	No Opt. Call	AAA	2,003,148
9,170	0.000%, 6/15/39 – MBIA Insured	No Opt. Call	AAA	1,522,312

118,955	Total Illinois			81,014,421

	Indiana – 1.1% (0.7% of Total Investments)
4,695	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001,	2/11 at 100.00	AA	4,695,000
	5.500%, 2/01/26 – MBIA Insured
2,000	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light	8/11 at 102.00	Baa1	1,681,220
	Company, Series 1991, 5.750%, 8/01/21

6,695	Total Indiana			6,376,220

	Iowa – 0.7% (0.4% of Total Investments)
970	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BBB–	736,909
	5.000%, 7/01/19
5,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	BBB	3,112,800
	5.600%, 6/01/34

5,970	Total Iowa			3,849,709

	Kansas – 0.5% (0.3% of Total Investments)
2,500	Kansas Development Finance Authority, Water Pollution Control Revolving Fund Leveraged Bonds,	11/12 at 100.00	AAA	2,661,575
	Series 2002-II, 5.500%, 11/01/21
500	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006,	4/16 at 100.00	A1	367,100
	4.625%, 10/01/31

3,000	Total Kansas			3,028,675

	Kentucky – 2.1% (1.3% of Total Investments)
	Jefferson County School District Finance Corporation, Kentucky, School Building Revenue Bonds,
	Series 2000A:
3,045	5.250%, 7/01/17 (Pre-refunded 1/01/10) – FSA Insured	1/10 at 101.00	AAA	3,207,085
7,490	5.250%, 7/01/20 (Pre-refunded 1/01/10) – FSA Insured	1/10 at 101.00	AAA	7,888,693
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AAA	1,000,610
	Louisville Arena Authority, Inc., Series 2008A-1, 6.000%, 12/01/38 – AGC Insured

11,535	Total Kentucky			12,096,388

	Louisiana – 2.2% (1.4% of Total Investments)
7,415	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/12 at 100.00	AA	6,592,157
	Revenue Bonds, Baton Rouge Community College Facilities Corporation, Series 2002, 5.000%,
	12/01/32 – MBIA Insured
3,350	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AA	2,855,172
	2004, 5.250%, 7/01/33 – MBIA Insured
5,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	3,175,700
	Series 2001B, 5.875%, 5/15/39

15,765	Total Louisiana			12,623,029

	Maryland – 1.2% (0.7% of Total Investments)
4,410	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	3,562,133
	Development, Residential Revenue Bonds, Series 2007D, 4.900%, 9/01/42 (Alternative Minimum Tax)
2,500	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	3,019,750
	5.500%, 2/01/16

6,910	Total Maryland			6,581,883

	Massachusetts – 4.0% (2.4% of Total Investments)
440	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A, 5.250%, 7/01/30	7/10 at 100.00	AAA	441,351
	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A:
4,150	5.250%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 100.00	Aa1 (4)	4,415,891
660	5.250%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 100.00	Aa1 (4)	702,286
8,315	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	7/09 at 100.00	AA	6,173,804
	1997A, 5.000%, 1/01/37 – MBIA Insured
10,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2000A, 5.750%, 8/01/39	8/10 at 101.00	AA+ (4)	10,785,000
	(Pre-refunded 8/01/10) – FGIC Insured

23,565	Total Massachusetts			22,518,332

	Michigan – 1.7% (1.0% of Total Investments)
5,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006D,	7/16 at 100.00	AAA	3,907,450
	4.625%, 7/01/32 – FSA Insured
2,090	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	8/10 at 100.00	AA	2,201,272
	Series 2000, 5.375%, 8/01/17 – AMBAC Insured
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	Baa3	2,093,307
	Series 2008A, 6.875%, 6/01/42
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,181,234
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39

11,290	Total Michigan			9,383,263

	Minnesota – 9.3% (5.7% of Total Investments)
930	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/10 at 101.00	A	932,000
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
29,070	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/10 at 101.00	A (4)	32,111,592
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
	(Pre-refunded 11/15/10)
1,795	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1998H-2,	1/11 at 101.00	AA+	1,824,330
	6.050%, 7/01/31 (Alternative Minimum Tax)
13,675	Minnesota, General Obligation Bonds, Series 2000, 5.125%, 11/01/16	11/10 at 100.00	AAA	14,477,176
2,925	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AAA	3,446,235
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – FSA Insured

48,395	Total Minnesota			52,791,333

	Mississippi – 1.0% (0.6% of Total Investments)
5,900	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/09 at 100.00	BBB	4,817,173
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
900	Mississippi Home Corporation, GNMA Mortgage-Backed Securities Program Single Family Mortgage	7/09 at 103.00	Aaa	921,357
	Revenue Bonds, Series 1997D-5, 6.750%, 7/01/29 (Alternative Minimum Tax)

6,800	Total Mississippi			5,738,530

	Missouri – 0.8% (0.5% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
8,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	2,958,800
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	AA–	1,380,750

13,000	Total Missouri			4,339,550

	Nebraska – 1.8% (1.1% of Total Investments)
11,690	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Series 2007,	2/17 at 100.00	A	10,215,891
	5.000%, 2/01/35 – AMBAC Insured

	Nevada – 2.8% (1.7% of Total Investments)
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
6,125	0.000%, 1/01/17 – AMBAC Insured	No Opt. Call	A	2,344,344
8,500	0.000%, 1/01/26 – AMBAC Insured	No Opt. Call	A	1,162,120
7,860	0.000%, 1/01/27 – AMBAC Insured	No Opt. Call	A	995,626
21,000	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	A	9,078,930
2,135	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2005B, 0.000%, 6/01/37 – FGIC Insured	6/15 at 33.61	AA	200,797
2,500	Reno, Neveda, Health Facilty Revenue Bonds, Catholic Healthcare West, Trust 2634, 16.866%,	7/17 at 100.00	AAA	2,408,800
	7/01/31 – BHAC Insured (IF)

48,120	Total Nevada			16,190,617

	New Jersey – 7.2% (4.4% of Total Investments)
18,400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 35.47	Baa2	1,126,264
	Care System, Series 2006A, 0.000%, 7/01/37
18,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2000B,	6/10 at 100.00	AAA	19,270,620
	5.750%, 6/15/17 (Pre-refunded 6/15/10)
35,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AAA	7,539,350
	0.000%, 12/15/34 – FSA Insured
5,000	New Jersey Turnpike Authority, Revenue Bonds, Growth and Income Securities, Series 2004B,	1/17 at 100.00	A	3,273,900
	0.000%, 1/01/35 – AMBAC Insured
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%,	No Opt. Call	A1	1,188,330
	9/01/25 – MBIA Insured
3,525	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	4,054,103
	Series 2002, 6.125%, 6/01/42 (Pre-refunded 6/01/12)
2,100	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	2,454,564
	Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)
4,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	2,097,840
	Series 2007-1A, 5.000%, 6/01/41

89,025	Total New Jersey			41,004,971

	New Mexico – 2.0% (1.2% of Total Investments)
5,925	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare	8/11 at 101.00	AA– (4)	6,538,119
	Services, Series 2001A, 5.500%, 8/01/21 (Pre-refunded 8/01/11)
4,675	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.250%, 6/01/12	No Opt. Call	AA	5,036,191

10,600	Total New Mexico			11,574,310

	New York – 10.3% (6.3% of Total Investments)
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	2,686,410
	5.000%, 12/01/35
6,750	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	7/09 at 101.00	AAA	6,997,658
	Series 1999A, 6.400%, 7/15/33 (Pre-refunded 7/15/09)
17,870	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/09 at 101.00	AAA	18,565,500
	Series 2000A, 5.750%, 8/15/24 (Pre-refunded 8/15/09)
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	8/09 at 100.00	AA	5,045
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
1,000	5.000%, 8/01/17	8/12 at 100.00	AA	1,047,360
6,530	5.750%, 8/01/18	8/12 at 100.00	AAA	7,204,484
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003A, 5.750%, 8/01/16	8/12 at 100.00	AA	5,546,550
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	6/09 at 101.00	AA	8,089,600
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – MBIA Insured (Alternative Minimum Tax)
8,000	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/34	7/09 at 101.00	AAA	8,294,880
	(Mandatory put 7/15/24) (Pre-refunded 7/15/09)

58,155	Total New York			58,437,487

	North Carolina – 2.3% (1.4% of Total Investments)
1,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA– (4)	2,233,583
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA	3,212,960
	Health System, Series 2007, 4.500%, 10/01/31 (UB)
7,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AA	7,789,875
	1/01/19 – MBIA Insured
13,400	Total North Carolina			13,236,418

	North Dakota – 4.8% (2.9% of Total Investments)
23,035	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2000A,	6/10 at 101.00	AAA	22,141,701
	5.625%, 6/01/31 – FSA Insured
	North Dakota Water Commission, Water Development and Management Program Bonds, Series 2000A:
2,230	5.700%, 8/01/18 (Pre-refunded 8/01/10) – MBIA Insured	8/10 at 100.00	AA (4)	2,395,020
2,450	5.750%, 8/01/19 (Pre-refunded 8/01/10) – MBIA Insured	8/10 at 100.00	AA (4)	2,633,138

27,715	Total North Dakota			27,169,859

	Ohio – 6.2% (3.8% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
120	5.125%, 6/01/24	6/17 at 100.00	BBB	88,024
3,000	5.375%, 6/01/24	6/17 at 100.00	BBB	2,265,330
1,250	5.875%, 6/01/30	6/17 at 100.00	BBB	799,238
1,215	5.750%, 6/01/34	6/17 at 100.00	BBB	724,492
4,300	6.000%, 6/01/42	6/17 at 100.00	BBB	2,519,671
4,750	5.875%, 6/01/47	6/17 at 100.00	BBB	2,687,835
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	12/16 at 100.00	AAA	8,749,700
	4.250%, 12/01/32 – FSA Insured (UB)
16,140	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series	No Opt. Call	A	17,596,635
	1999, 6.300%, 4/01/12

40,775	Total Ohio			35,430,925

	Oklahoma – 0.3% (0.2% of Total Investments)
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,513,832
	Center, Series 2008B, 5.250%, 8/15/38

	Oregon – 2.9% (1.8% of Total Investments)
5,000	Oregon Health Sciences University, Revenue Bonds, Series 2002A, 5.250%, 7/01/22 – MBIA Insured	1/13 at 100.00	AA	4,831,600
	Portland, Oregon, Water System Revenue Bonds, Series 2000A:
6,780	5.375%, 8/01/18 (Pre-refunded 8/01/10)	8/10 at 100.00	Aa1 (4)	7,249,922
3,880	5.500%, 8/01/20 (Pre-refunded 8/01/10)	8/10 at 100.00	Aa1 (4)	4,156,178

15,660	Total Oregon			16,237,700

	Pennsylvania – 3.2% (1.9% of Total Investments)
5,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	7/09 at 101.00	BB+	4,309,500
	Refunding Bonds, Series 1997A, 6.200%, 7/01/19
5,000	Pennsylvania Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, Series	12/10 at 100.00	Baa1 (4)	5,466,700
	2000, 5.875%, 12/15/30 (Pre-refunded 12/15/10) – MBIA Insured
7,550	Pennsylvania, General Obligation Bonds, Second Series 2001, 5.000%, 9/15/14	9/11 at 101.00	AA	8,213,947

17,550	Total Pennsylvania			17,990,147

	Puerto Rico – 3.7% (2.3% of Total Investments)
3,330	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	BBB–	2,872,625
	6.000%, 7/01/44
	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,
4,300	4.500%, 12/01/23 (UB)	12/13 at 100.00	AA+	4,200,584
8,200	4.500%, 12/01/23 (UB)	12/13 at 100.00	AAA	9,172,848
6,990	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	5,013,578
	Series 2002, 5.375%, 5/15/33

22,820	Total Puerto Rico			21,259,635

	Rhode Island – 0.3% (0.2% of Total Investments)
2,960	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	1,903,961
	Series 2002A, 6.250%, 6/01/42

	South Carolina – 6.6% (4.1% of Total Investments)
24,730	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA (4)	28,702,625
	2002, 5.500%, 12/01/22 (Pre-refunded 12/01/12)
21,570	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A	5,263,080
	0.000%, 1/01/30 – AMBAC Insured
3,560	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric	7/13 at 100.00	Aa2	3,722,763
	System, Series 2003A, 5.000%, 1/01/20 – AMBAC Insured

49,860	Total South Carolina			37,688,468

	Tennessee – 0.7% (0.4% of Total Investments)
5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	7/13 at 100.00	A3	3,878,150
	Bonds, East Tennessee Children’s Hospital, Series 2003A, 5.000%, 7/01/23 – RAAI Insured

	Texas – 22.8% (14.1% of Total Investments)
2,500	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	CCC+	981,575
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)
12,250	Austin, Texas, Subordinate Lien Hotel Occupancy Tax Revenue Refunding Bonds, Series 1999,	11/09 at 100.00	A (4)	12,736,693
	5.800%, 11/15/29 (Pre-refunded 11/15/09) – AMBAC Insured
11,255	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	Caa1	7,418,508
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
	Brownsville Independent School District, Cameron County, Texas, General Obligation Bonds,
	Series 1999:
5,015	5.625%, 8/15/25 (Pre-refunded 8/15/09)	8/09 at 100.00	AAA	5,154,517
8,825	5.625%, 8/15/29 (Pre-refunded 8/15/09)	8/09 at 100.00	AAA	9,070,512
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Series	No Opt. Call	AA	229,750
	2002, 0.000%, 8/15/32 – FGIC Insured
15,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AA	10,327,050
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
3,820	City of Dallas, Texas, Civic Center Convention Complex Refunding and Improvement Revenue	8/09 at 100.50	AA	3,836,502
	Bonds, Series 1998, 4.875%, 8/15/23 – MBIA Insured
	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax
	Schoolhouse and Refunding Bonds, Series 2000:
585	5.400%, 2/15/18	2/10 at 100.00	AAA	600,163
340	5.650%, 2/15/19	2/10 at 100.00	AAA	348,752
235	5.700%, 2/15/20	2/10 at 100.00	AAA	240,504
270	5.700%, 2/15/21	2/10 at 100.00	AAA	275,630
	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax
	Schoolhouse and Refunding Bonds, Series 2000:
16,740	5.400%, 2/15/18 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA	17,579,344
9,660	5.650%, 2/15/19 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA	10,169,468
6,645	5.700%, 2/15/20 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA	6,998,846
7,750	5.700%, 2/15/21 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA	8,162,688
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas,	No Opt. Call	Aaa	1,296,800
	General Obligation Bonds, Series 2005A, 0.000%, 2/01/23
6,000	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/09 at 101.00	CCC+	2,623,800
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)
	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006:
3,950	0.000%, 8/15/30	8/16 at 49.21	Aaa	1,150,477
4,000	0.000%, 8/15/31	8/16 at 46.64	Aaa	1,084,200
1,440	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A	344,981
	Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured
1,250	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A,	12/11 at 100.00	AAA	1,322,675
	5.000%, 12/01/20 – FSA Insured
9,350	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 39.49	AA	2,129,650
	Bonds, Series 2005, 0.000%, 8/15/32 – FGIC Insured
6,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 35.27	AAA	1,443,600
	Bonds, Series 2006, 0.000%, 8/15/33
15,000	San Antonio Independent School District, Bexar County, Texas, General Obligation Bonds, Series	8/09 at 100.00	AAA	15,409,950
	1999, 5.800%, 8/15/29 (Pre-refunded 8/15/09)
3,295	Tarrant County, Texas, Cultural & Educational Facilities Financing Corporation, Revenue Bonds, Series	2/17 at 100.00	Aa3	988,236
	2007, Residuals 1760-3, 14.706%, 2/15/36 (IF)
5,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 36.81	AAA	1,112,550
	Series 2005, 0.000%, 8/15/34
3,970	Wichita Falls, Wichita County, Texas, Priority Lien Water and Sewerage System Revenue Bonds,	8/11 at 100.00	AA– (4)	4,351,716
	Series 2001, 5.000%, 8/01/21 (Pre-refunded 8/01/11) – AMBAC Insured
	Wylie Independent School District, Taylor County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/23	8/15 at 67.10	AAA	1,462,020
2,000	0.000%, 8/15/24	8/15 at 63.56	AAA	913,800

168,645	Total Texas			129,764,957

	Washington – 17.8% (11.0% of Total Investments)
5,500	Clark County Public Utility District 1, Washington, Generating System Revenue Refunding Bonds,	1/11 at 100.00	AAA	5,625,730
	Series 2000, 5.125%, 1/01/20 – FSA Insured
2,755	Cowlitz County, Washington, Special Sewerage Revenue Refunding Bonds, CSOB Wastewater	No Opt. Call	AA	3,102,047
	Treatment Facilities, Series 2002, 5.500%, 11/01/16 – FGIC Insured
10,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series	7/11 at 101.00	AAA	10,866,800
	2001A, 5.500%, 7/01/17 – FSA Insured
2,500	King County, Washington, Sewer Revenue Bonds, Series 2001, 5.000%, 1/01/23 – FGIC Insured	1/12 at 100.00	AA+	2,547,450
33,490	Port of Seattle, Washington, Revenue Bonds, Series 2000A, 5.625%, 2/01/30 (Pre-refunded	8/10 at 100.00	AA (4)	35,931,084
	8/01/10) – MBIA Insured
6,950	Port of Seattle, Washington, Revenue Bonds, Series 2000B, 5.625%, 2/01/24 – MBIA Insured	8/10 at 100.00	AA	6,661,436
	(Alternative Minimum Tax)
2,150	Seattle, Washington, General Obligation Refunding and Improvement Bonds, Series 2002,	12/12 at 100.00	AAA	2,225,444
	4.500%, 12/01/20
3,000	Spokane County School District 81, Spokane, Washington, General Obligation Bonds, Series 2005,	6/15 at 100.00	AA	3,078,720
	5.000%, 6/01/24 – MBIA Insured
3,520	Washington State Healthcare Facilities Authority, Revenue Bonds, Children’s Hospital and	10/11 at 100.00	Aa3 (4)	3,877,667
	Regional Medical Center, Series 2001, 5.000%, 10/01/21 (Pre-refunded 10/01/11) – AMBAC Insured
7,890	Washington State Higher Education Facilities Authority, Revenue Bonds, Pacific Lutheran	11/09 at 101.00	BBB+ (4)	8,291,917
	University, Series 1999, 5.950%, 11/01/29 (Pre-refunded 11/01/09) – RAAI Insured
11,120	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	9,844,425
	Series 2002, 6.500%, 6/01/26
9,000	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002C, 5.000%, 1/01/21 -	1/12 at 100.00	AAA	9,478,440
	FSA Insured

97,875	Total Washington			101,531,160

	Wisconsin – 1.0% (0.6% of Total Investments)
3,595	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	3,328,646
	Bonds, Series 2002, 6.125%, 6/01/27
1,755	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	1,268,356
	Healthcare, Series 2006, 4.750%, 5/01/25
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, United Lutheran Program	3/09 at 100.50	N/R	826,638
	for the Aging Inc., Series 1998, 5.700%, 3/01/28

6,600	Total Wisconsin			5,423,640

$ 1,272,250	Total Investments (cost $981,701,261) – 163.0%			927,091,574

	Floating Rate Obligations – (2.9)%			(16,275,000)

	Other Assets Less Liabilities – 3.2%			18,078,871

	Auction Rate Preferred Shares, at Liquidation Value – (63.3)% (5)			(360,000,000)

	Net Assets Applicable to Common Shares – 100%			$568,895,445

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s“) or Moody’s Investor Service,
Inc. (“Moody’s“) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of January 31, 2009. Subsequent to January 31, 2009, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments 38.8%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of January 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$927,091,574	$ —	$927,091,574

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2009, the cost of investments was $965,106,688.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 43,096,583
Depreciation	(97,380,674)

Net unrealized appreciation (depreciation) of investments	$(54,284,091)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Market Opportunity Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 1, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 1, 2009